RULE 497 DOCUMENT

The interactive data files included as exhibits to this Rule 497(e) filing relate to, and incorporate by reference, the supplement dated June 22, 2016 to the Institutional Shares Prospectus dated December 31, 2015 for the Campbell Core Trend Fund, a series of The RBB Fund, Inc., that was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended on June 22, 2016 (Accession No. 0001104659-16-128779).

EXHIBIT INDEX

Exhibit No.	Description

101. INS	XBRL Instance Document

101. CAL	XBRL Taxonomy Extension Calculation Linkbase

101. SCH	XBRL Taxonomy Extension Schema Document

101. DEF	XBRL Taxonomy Extension Definition Linkbase

101. LAB	XBRL Taxonomy Extension Label Linkbase

101. PRE	XBRL Taxonomy Extension Presentation Linkbase